Other liabilities and provisions	12 Months Ended
Dec. 31, 2024
Other liabilities and provisions
Other liabilities and provisions

22.  Other liabilities and provisions

	At December 31,
	2024	2023
	$’m	$’m
Other liabilities
Non-current	18	33
Provisions
Current	14	37
Non-current	19	11
	51	81

Other liabilities

Earnout Shares

The Ardagh Group has a contingent right to receive up to 60.73 million additional shares in the Company (the “Earnout Shares”). The Earnout Shares are issuable by AMPSA to the Ardagh Group subject to attainment of certain share price hurdles, with equal amounts of shares at $13, $15, $16.50, $18, and $19.50, respectively, over a five-year period ending on January 31, 2027. In accordance with IAS 32 ‘Financial Instruments: Presentation’, the arrangement has been assessed to determine whether the Earnout Shares represent a liability or an equity instrument. As the arrangement may result in AMPSA issuing a variable number of shares in the future, albeit capped at a total of 60.73 million shares, the Earnout Shares have, in accordance with the requirements of IAS 32, been recognized as a financial liability measured at fair value in the consolidated financial statements. A valuation assessment was performed for the purpose of determining the financial liability using a Monte Carlo simulation using key data inputs for: share price hurdles; risk-free rate 4% (December 31, 2023: risk-free rate 4%); and traded closing AMPSA share price, with estimates volatility of 59% (December 31, 2023: volatility 49%) and dividend yield. The estimated valuations of the liability at December 31, 2024, and December 31, 2023, were $10 million and $23 million, respectively. Changes in the fair market valuation of the Earnout Shares of $13 million have been reflected as exceptional finance income within net finance expense for the year ended December 31, 2024 (2023: $53 million). Any increase or decrease in volatility of 5% would result in an increase or decrease in the liability as at December 31, 2024, of approximately $4 million (December 31, 2023: $10 million).

Warrants

AMP warrants are exercisable for the purchase of ordinary shares in AMPSA at an exercise price of $11.50 over a five-year period. In accordance with IAS 32, those warrants have been recognized as a financial liability measured at fair value in the consolidated financial statements. For certain warrants issued to the former sponsors of Gores Holdings V, Inc. (“Private Warrants”) a valuation was performed for the purpose of determining the financial liability. The valuation applied a Black Scholes model, using a key data input for the risk-free rate of 4% (December 31, 2023: risk-free rate 4%), with estimates for volatility of 59% (December 31, 2023: volatility 49%) and dividend yield. All other outstanding warrants (“Public Warrants”) were valued using the traded closing prices of the AMP warrants. The estimated valuations of the liability at December 31, 2024, and December 31, 2023, were $1 million and $2 million, respectively. Changes in the valuation of the Private and Public Warrants of $1 million have been reflected as exceptional finance income within net finance expense for the year ended December 31, 2024 (2023: $5 million). Any increase or decrease in volatility of 5% would not result in a significant change in the fair value of the Private Warrants at December 31, 2024 (December 31, 2023: $nil).

Put and call arrangements

In conjunction with the NOMOQ acquisition (note 10), the Group has entered into put and call option arrangements for the acquisition of the outstanding non-controlling interest (“NCI”), part of which are treated as a compensation arrangement for accounting purposes, and could result in future payments to the holders of such NCI, depending on the future performance of NOMOQ. The Group has recognized the fair value of the obligation at December 31, 2024 of $7 million (December 31, 2023: $8 million) within other liabilities and provisions.

Provisions

Total
provisions
$’m
At January 1, 2023	25
Provided	47
Released	(15)
Paid	(10)
Exchange	1
At December 31, 2023	48
Provided	19
Released	(10)
Paid	(23)
Exchange	(1)
At December 31, 2024	33

Provisions relate mainly to customer quality claims, legal and probable environmental claims of $12 million (2023: $8 million), and restructuring cost provisions of $4 million (2023: $30 million). In addition to the aforementioned, provisions also includes non-current amounts in respect of annual and long term (three-year) cash bonus incentive programs for senior management of the Group, of approximately $17 million (2023: $10 million).

The provisions classified as current are expected to be paid in the next twelve months. The timing of non-current provisions is subject to uncertainty.